Note 9 - Commitments and Contingencies (Details) - Cash Expenditures For Pollution Prevention and Waste Treatment - USD ($) $ in Millions	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2013	Aug. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Successor [Member]
Cash Expenditures For Pollution Prevention and Waste Treatment [Line Items]
Cash expenditures for pollution prevention and waste treatment	$ 7		$ 15	$ 15
Successor [Member] | Recurring Cost Pollution Prevention and Waste Treatment [Member]
Cash Expenditures For Pollution Prevention and Waste Treatment [Line Items]
Cash expenditures for pollution prevention and waste treatment	5		13	13
Successor [Member] | Capital Expenditures for Pollution Prevention and Waste Treatment [Member]
Cash Expenditures For Pollution Prevention and Waste Treatment [Line Items]
Cash expenditures for pollution prevention and waste treatment	$ 2		$ 2	$ 2
Predecessor [Member]
Cash Expenditures For Pollution Prevention and Waste Treatment [Line Items]
Cash expenditures for pollution prevention and waste treatment		$ 16
Predecessor [Member] | Recurring Cost Pollution Prevention and Waste Treatment [Member]
Cash Expenditures For Pollution Prevention and Waste Treatment [Line Items]
Cash expenditures for pollution prevention and waste treatment		$ 16